Note 6. Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Nov. 30, 2018
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

	2018	2017
Income tax benefit at federal effective tax	$ 9,260	$ 4,457
Effect of tax rate change on deferred tax assets	11,860	11,888
Net deferred tax Change in valuation allowance	(21,120)	(16,345)
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